Additional Information to the Items of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Additional Information To Items Of Profit Or Loss [Abstract]
Schedule of information to the items of profit or loss
		Year ended December 31,
		2019	2018	2017
a.	Research and development expenses:
	Wages and related expenses	$435	$667	$321
	Share-based payment	165	109	103
	Regulatory, professional and other expenses	437	595	316
	Research and preclinical studies	277	593	362
	clinical studies	240	692	511
	Chemistry and formulations	85	54	330

		1,639	2,710	1,943

b.	General and administrative expenses:
	Wages and related expenses	382	761	808
	Share-based payment	388	495	759
	Professional and directors' fees	1,065	1,154	1,007
	Business development expenses	387	1,323	74
	Regulatory expenses	112	72	80
	Office maintenance, rent and other expenses	72	198	211
	Investor relations and business expenses	63	368	871

		2,469	4,371	3,810

c.	Other expenses:
	Impairment of goodwill	-	160	-
	Capital loss from sale of property and equipment	-	-	1

		-	160	1

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(292)	(468)	-
	Exchange rate differences, net	(2)	(303)	-
	Finance income from the convertible loan	(11)	(35)	-
	Intercompany finance income	-	(22)	-
	Interest income on bank deposits	-	-	(1)

		(305)	(828)	(1)

e.	Finance expenses:
	Finance expenses due to the convertible debentures	536	112	-
	Issue expenses related to issuance of warrants	108	-	-
	Interest expense in respect of leases	19	-	-
	Finance expenses from interest and commissions	13	9	5
	Exchange rate differences	-	-	486

		$676	$121	$491